Employees' Retirement Benefits (Other Changes in Plan Assets and Benefit Obligations Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	¥ 32,201	¥ 14,258	¥ (18,585)
Amortization of prior service cost	1,226	1,392	2,270
Amortization of actuarial gains and losses	(2,108)	(1,719)	(3,058)
Amortization of transition obligation	(49)	(112)	(125)
Contract-type Corporate Pension Plan, Defined Benefit | Parent
Other changes in plan assets and benefit obligations:
Actuarial (gains) losses arising during period, net	11,782	8,882	(17,885)
Amortization of prior service cost	694	851	1,635
Curtailment gain			5,131
Amortization of actuarial gains and losses	(1,128)	(834)	(1,704)
Amortization of transition obligation	(49)	(112)	(123)
Total recognized in "Accumulated other comprehensive income (loss)"	¥ 11,299	¥ 8,787	¥ (12,946)